UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Bahl & Gaynor Income Growth Fund
Class A/AFNAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)	$44	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Bahl & Gaynor Income Growth Fund
Class C/AFYCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)	$83	1.60%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Bahl & Gaynor Income Growth Fund
Class I/AFNIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	$31	0.60%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,844,270,204
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 0.59%	8.3%
Eli Lilly & Co., 1.50%	4.6%
AbbVie, Inc., 1.64%	4.1%
Williams Cos., Inc., 0.47%	3.8%
Merck & Co., Inc., 0.81%	3.5%
Procter & Gamble Co., 1.01%	3.5%
Mondelez International, Inc., Class A, 0.47%	3.1%
Travelers Cos., Inc., 1.05%	3.1%
PepsiCo, Inc., 1.35%	3.1%
Microsoft Corp., 0.83%	2.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 472-2140 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Bahl & Gaynor Income Growth Fund

(formerly, AAM/Bahl & Gaynor Income Growth Fund)

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Class A	6
Class C	7
Class I	8
Notes to Financial Statements	9

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bahl-gaynor.com

Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	CONSUMER DISCRETIONARY — 5.6%
130,422	Home Depot, Inc.	$50,732,854
182,056	McDonald's Corp.	52,776,214
		103,509,068
	CONSUMER STAPLES — 11.0%
751,368	Keurig Dr Pepper, Inc.	24,133,940
977,045	Mondelez International, Inc., Class A	58,358,898
372,568	PepsiCo, Inc.	56,652,690
382,558	Procter & Gamble Co.	64,135,849
		203,281,377
	ENERGY — 11.0%
294,227	Chevron Corp.	42,615,839
204,757	Exxon Mobil Corp.	22,025,710
698,398	Kinder Morgan, Inc.	19,136,105
211,434	ONEOK, Inc.	21,227,974
251,495	Phillips 66	28,652,825
1,281,707	Williams Cos., Inc.	69,365,983
		203,024,436
	FINANCIALS — 12.7%
116,177	CME Group, Inc.	26,979,785
186,952	JPMorgan Chase & Co.	44,814,264
235,025	Marsh & McLennan Cos., Inc.	49,921,660
281,318	PNC Financial Services Group, Inc.	54,252,176
237,250	Travelers Cos., Inc.	57,151,153
		233,119,038
	HEALTH CARE — 13.9%
421,087	AbbVie, Inc.	74,827,160
109,501	Eli Lilly & Co.	84,534,772
217,303	Johnson & Johnson	31,426,360
653,441	Merck & Co., Inc.	65,004,310
		255,792,602
	INDUSTRIALS — 12.3%
151,787	Automatic Data Processing, Inc.	44,432,609
146,891	Eaton Corp. PLC[1]	48,748,716
158,909	Fastenal Co.	11,427,146
52,970	General Dynamics Corp.	13,957,065
95,257	Illinois Tool Works, Inc.	24,153,365
66,769	Lockheed Martin Corp.	32,445,728
211,879	Paychex, Inc.	29,709,673
120,629	RTX Corp.	13,959,188
66,324	United Parcel Service, Inc., Class B	8,363,457
		227,196,947
1

Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 1.8%
115,287	Air Products & Chemicals, Inc.	$33,437,841

	REAL ESTATE — 2.7%
160,245	Prologis, Inc. - REIT	16,937,896
600,916	Realty Income Corp. - REIT	32,094,924
		49,032,820
	TECHNOLOGY — 19.1%
658,375	Broadcom, Inc.	152,637,660
187,842	Cisco Systems, Inc.	11,120,246
582,221	Corning, Inc.	27,667,142
245,988	Dell Technologies, Inc., Class C	28,347,657
489,636	HP, Inc.	15,976,823
129,126	Microsoft Corp.	54,426,609
132,647	QUALCOMM, Inc.	20,377,232
223,007	Texas Instruments, Inc.	41,816,043
		352,369,412
	UTILITIES — 7.6%
720,655	NextEra Energy, Inc.	51,663,757
874,667	PPL Corp.	28,391,691
480,288	Sempra	42,130,863
195,409	WEC Energy Group, Inc.	18,376,262
		140,562,573
	TOTAL COMMON STOCKS
	(Cost $1,102,523,588)	1,801,326,114

	SHORT-TERM INVESTMENTS — 2.0%
38,138,449	Fidelity Investments Money Market Treasury Portfolio - Class I 4.27%[2]	38,138,449
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,138,449)	38,138,449
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,140,662,037)	1,839,464,563
	Other Assets in Excess of Liabilities — 0.3%	4,805,641
	TOTAL NET ASSETS — 100.0%	$1,844,270,204

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Bahl & Gaynor Income Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $1,140,662,037)	$1,839,464,563
Receivables:
Fund shares sold	5,087,282
Dividends and interest	3,468,127
Prepaid expenses	42,200
Total assets	1,848,062,172

Liabilities:
Payables:
Fund shares redeemed	2,439,014
Advisory fees	850,316
Shareholder servicing fees (Note 7)	65,050
Distribution fees - Class A & C (Note 8)	165,832
Fund accounting and administration fees	119,934
Transfer agent fees and expenses	20,620
Custody fees	41,010
Trustees' deferred compensation (Note 3)	53,515
Auditing fees	10,077
Trustees' fees and expenses	5,742
Chief Compliance Officer fees	3,405
Accrued other expenses	17,453
Total liabilities	3,791,968
Net Assets	$1,844,270,204

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,099,950,418
Total distributable earnings (accumulated deficit)	744,319,786
Net Assets	$1,844,270,204

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$214,841,026
Number of shares issued and outstanding	8,667,335
Net asset value per share[1]	$24.79
Maximum sales charge (5.50% of offering price)[2]	1.44
Maximum offering price to public	$26.23

Class C Shares:
Net assets applicable to shares outstanding	$138,471,465
Number of shares issued and outstanding	5,656,043
Net asset value per share[3]	$24.48

Class I Shares:
Net assets applicable to shares outstanding	$1,490,957,713
Number of shares issued and outstanding	59,993,284
Net asset value per share	$24.85

1	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
2	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
3	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

3

Bahl & Gaynor Income Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended  December 31, 2024 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $17,508)	$24,299,022
Interest	454,233
Total investment income	24,753,255

Expenses:
Advisory fees	4,322,335
Shareholder servicing fees (Note 7)	670,863
Distribution fees - Class A (Note 8)	269,747
Distribution fees - Class C (Note 8)	756,877
Fund accounting and administration fees	497,693
Transfer agent fees and expenses	45,726
Custody fees	59,678
Shareholder reporting fees	49,088
Registration fees	45,726
Trustees' fees and expenses	17,701
Legal fees	16,139
Miscellaneous	11,603
Auditing fees	10,052
Chief Compliance Officer fees	7,829
Insurance fees	4,957
Interest expense	26
Net expenses	6,786,040
Net investment income (loss)	17,967,215

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	86,777,328
Total net realized gain (loss) on:	86,777,328
Net change in unrealized appreciation (depreciation) on:
Investments	11,879,234
Net change in unrealized appreciation (depreciation)	11,879,234
Net realized and unrealized gain (loss)	98,656,562

Net Increase (Decrease) in Net Assets from Operations	$116,623,777

See accompanying Notes to Financial Statements.

4

Bahl & Gaynor Income Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$17,967,215	$34,445,424
Net realized gain (loss) on investments	86,777,328	71,640,873
Net change in unrealized appreciation (depreciation) on investments	11,879,234	137,169,065
Net increase (decrease) in net assets resulting from operations	116,623,777	243,255,362

Distributions to Shareholders:
Distributions:
Class A	(13,328,482)	(5,791,447)
Class C	(8,307,268)	(3,884,025)
Class I	(96,296,668)	(51,391,220)
Total distributions to shareholders	(117,932,418)	(61,066,692)

Capital Transactions:
Net proceeds from shares sold:
Class A	26,228,322	52,638,563
Class C	1,785,317	12,240,017
Class I	132,838,368	210,823,631
Reinvestment of distributions:
Class A	7,200,348	3,348,302
Class C	6,143,439	2,524,539
Class I	53,146,342	28,885,004
Cost of shares redeemed:
Class A1	(21,449,521)	(58,110,479)
Class C2	(20,969,841)	(45,956,405)
Class I3	(184,559,904)	(511,293,830)
Net increase (decrease) in net assets from capital transactions	362,870	(304,900,658)

Total increase (decrease) in net assets	(945,771)	(122,711,988)

Net Assets:
Beginning of period	1,845,215,975	1,967,927,963
End of period	$1,844,270,204	$1,845,215,975
Capital Share Transactions:
Shares sold:
Class A	1,010,461	2,273,491
Class C	73,006	542,596
Class I	5,140,866	9,109,208
Shares reinvested:
Class A	290,098	147,366
Class C	251,249	112,659
Class I	2,133,982	1,268,435
Shares redeemed:
Class A	(824,913)	(2,522,625)
Class C	(818,325)	(2,007,382)
Class I	(7,096,012)	(22,213,802)
Net increase (decrease) in capital share transactions	160,412	(13,290,054)

[1]	Net of redemption fee proceeds of $6,736 and $10,806, respectively.
[2]	Net of redemption fee proceeds of $7,978 and $3,243, respectively.
[3]	Net of redemption fee proceeds of $22,108 and $17,666, respectively.

See accompanying Notes to Financial Statements.

5

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.85	$22.48	$21.72	$23.00	$17.85	$18.68
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.39	0.42	0.32	0.30	0.32
Net realized and unrealized gain (loss)	1.33	2.70	1.38	(1.21)	5.15	(0.78)
Total from investment operations	1.56	3.09	1.80	(0.89)	5.45	(0.46)

Less Distributions:
From net investment income	(0.28)	(0.39)	(0.42)	(0.31)	(0.30)	(0.30)
From net realized gain	(1.34)	(0.33)	(0.62)	(0.08)	-	(0.07)
Total distributions	(1.62)	(0.72)	(1.04)	(0.39)	(0.30)	(0.37)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$24.79	$24.85	$22.48	$21.72	$23.00	$17.85

Total return[3]	6.32%[4]	14.10%	8.43%	(4.02)%	30.83%	(2.55)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214,841	$203,601	$186,429	$181,239	$185,036	$133,287

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.85%[5]	1.05%	1.04%	1.06%	1.08%	1.07%
After fees waived and expenses absorbed/recovered	0.85%[5,6]	1.05%	1.04%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.73%[5]	1.71%	1.88%	1.36%	1.48%	1.75%
After fees waived and expenses absorbed/recovered	1.73%[5]	1.71%	1.88%	1.34%	1.48%	1.74%

Portfolio turnover rate	8%[4]	16%	14%	12%	16%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% of the average daily net assets of the Fund's Class A Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.08% of the average daily net assets of the Fund's Class A Shares. See Note 3.

See accompanying Notes to Financial Statements.

6

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024		For the Year Ended June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.55		$22.21	$21.48	$22.76	$17.67	$18.50
Income from Investment Operations:
Net investment income (loss) [1]	0.13		0.22	0.25	0.14	0.15	0.18
Net realized and unrealized gain (loss)	1.30		2.67	1.35	(1.19)	5.09	(0.78)
Total from investment operations	1.43		2.89	1.60	(1.05)	5.24	(0.60)

Less Distributions:
From net investment income	(0.16)		(0.22)	(0.25)	(0.15)	(0.15)	(0.16)
From net realized gain	(1.34)		(0.33)	(0.62)	(0.08)	-	(0.07)
Total distributions	(1.50)		(0.55)	(0.87)	(0.23)	(0.15)	(0.23)

Redemption fee proceeds[1]	-	[2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$24.48		$24.55	$22.21	$21.48	$22.76	$17.67

Total return[3]	5.88	%4	13.29%	7.57%	(4.72)%	29.82%	(3.28)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$138,471		$150,985	$166,655	$175,609	$194,729	$164,872

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.60%[5]		1.80%	1.79%	1.81%	1.83%	1.82%
After fees waived and expenses absorbed/recovered	1.60%[5,6]		1.80%	1.79%	1.83%	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.98%[5]		0.96%	1.13%	0.61%	0.73%	1.00%
After fees waived and expenses absorbed/recovered	0.98%[5]		0.96%	1.13%	0.59%	0.73%	0.99%

Portfolio turnover rate	8%[4]		16%	14%	12%	16%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.68% of the average daily net assets of the Fund's Class C Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 1.83% of the average daily net assets of the Fund's Class C Shares. See Note 3.

See accompanying Notes to Financial Statements.

7

Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.92	$22.54	$21.78	$23.06	$17.89	$18.73
Income from Investment Operations:
Net investment income (loss) [1]	0.26	0.45	0.47	0.38	0.36	0.37
Net realized and unrealized gain (loss)	1.32	2.71	1.38	(1.21)	5.16	(0.80)
Total from investment operations	1.58	3.16	1.85	(0.83)	5.52	(0.43)

Less Distributions:
From net investment income	(0.31)	(0.45)	(0.47)	(0.37)	(0.35)	(0.34)
From net realized gain	(1.34)	(0.33)	(0.62)	(0.08)	-	(0.07)
Total distributions	(1.65)	(0.78)	(1.09)	(0.45)	(0.35)	(0.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$24.85	$24.92	$22.54	$21.78	$23.06	$17.89

Total return[3]	6.42%[4]	14.39%	8.68%	(3.77)%	31.19%	(2.36)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,490,958	$1,490,630	$1,614,844	$1,575,066	$1,667,592	$1,346,619

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.60%[5]	0.80%	0.79%	0.81%	0.83%	0.82%
After fees waived and expenses absorbed/recovered	0.60%[5,6]	0.80%	0.79%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.98%[5]	1.96%	2.13%	1.61%	1.73%	2.00%
After fees waived and expenses absorbed/recovered	1.98%[5]	1.96%	2.13%	1.59%	1.73%	1.99%

Portfolio turnover rate	8%[4]	16%	14%	12%	16%	16%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.68% of the average daily net assets of the Fund's Class I Shares. Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.83% of the average daily net assets of the Fund's Class I Shares. See Note 3.

See accompanying Notes to Financial Statements.

8

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Organization

Bahl & Gaynor Income Growth Fund (formerly, the AAM/Bahl & Gaynor Income Growth Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Effective May 15, 2024, the Fund no longer accepts purchases for its Class C Shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

9

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

10

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bahl & Gaynor, Inc. (“Bahl & Gaynor”). Effective July 1, 2024, under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.45% of the Fund’s average daily net assets. For the period April 1, 2024 to June 30, 2024, the Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. Prior to April 1, 2024, the Fund paid a monthly investment advisory fee to the then-current investment advisor of the Fund (Advisors Asset Management, Inc.) at the annual rate of 0.65% of the Fund’s average daily net assets.

Effective July 1, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.93%, 1.68% and 0.68% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees.

Prior to July 1, 2024, the Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83% and 0.83% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2024, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

11

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,142,371,146

Gross unrealized appreciation	722,543,583
Gross unrealized depreciation	(25,450,166)

Net unrealized appreciation/(depreciation)	$697,093,417

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,098,871
Undistributed long-term capital gains	56,361,344
Tax accumulated earnings	60,460,215

Accumulated capital and other losses
Unrealized Trustees’ deferred compensation	(45,971)
Unrealized appreciation/(depreciation) on investments	685,214,183
Total accumulated earnings/(deficit)	$745,628,427

12

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

Distributions paid from:	2024	2023
Ordinary income	$34,464,486	$39,629,868
Net long-term capital gains	26,602,206	54,922,746
Total distributions paid	$61,066,692	$94,552,614

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2024, and the year ended June 30, 2024, the Fund received $36,822 and $31,715 respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2024, purchases, and sales of investments, excluding short-term investments, were $147,664,792 and $275,738,261 respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to the Fund’s Class A Shares and Class C Shares. Under the 12b-1 Plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C Shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the Fund Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Fund’s Class C Shares and to pay for certain shareholder liaison services, the Distributor may pay broker-dealers up to 1.00% of the amount invested by their clients in the Class C Shares of the Fund at the time the shares are purchased (which includes prepayment of the first year’s 0.25% shareholder liaison service fee). These up-front payments to broker-dealers are financed solely by the Advisor. However, the Distributor receives and can pay as reimbursement to the Advisor all of the 12b-1 fees with respect to such shares. During the first 12 months, the Advisor may retain the full 1.00% 12b-1 fee to recoup the up-front payment advanced at the time of purchase. After the Distributor has reimbursed the Advisor for the amounts that the Advisor has financed, the broker-dealers will receive the ongoing 12b-1 fees associated with their clients’ investments.

13

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Because the Fund pays distribution fees on an ongoing basis, your investment cost over time will increase and may be higher than paying other types of sales charges.

Class I Shares are not subject to any distribution or service fees under the 12b-1 Plans.

For the six months ended December 31, 2024, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

14

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,801,326,114	$-	$-	$1,801,326,114
Short-Term Investments	38,138,449	-	-	38,138,449
Total Investments	$1,839,464,563	$-	$-	$1,839,464,563

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the little and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15,2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

15

Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

 Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

17

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/7/2025